8. Other Payables	12 Months Ended
Dec. 31, 2011
Other Payables
Other Payables

Other payables included in the consolidated balance as of  December 31, 2011 and 2012  comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Social welfare accrual	¥9,469,618	¥9,469,618	$1,519,978
Expenses payable to employees	1,463,057	1,682,431	270,049
Payroll taxes payable	1,411,652	3,027,024	485,871
Miscellaneous payable	180,973	2,741,348	440,017
Total other payables	¥12,525,300	¥16,920,421	$2,715,915